TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Corporate Tax Rate	26.50%	26.50%	25.00%
Description Of Corporate Tax Rate Amended	The Company is able to opt to apply (the waiver is non-recourse) the Amendment and from then on it is subject to the amended tax rate of 16%.
Operating Loss Carryforwards	$ 29,050
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	422	$ 198
Undistributed Earnings of Foreign Subsidiaries	15,084
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	1,100
Income Tax Holiday, Aggregate Dollar Amount	$ 1,100
Reduced Corporate Tax Rate	25.00%
Liability for Uncertain Tax Positions, Current	$ 1,000
Tax Deducted at Source Assets	$ 635